Fair Value Measurement - Schedule of Reconciliation from Balances of Recurring Fair Value As Level 3 (Details) - Level 3 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Liability
Liabilities:
Beginning balance	$ 189,279	$ 247,265	$ 242,393
Included in Earnings	(127,908)	(54,859)	8,959
Foreign Currency Translation Adjustment	2,222	(3,127)	(4,087)
Ending balance	$ 63,593	189,279	247,265
Convertible Debts
Liabilities:
Beginning balance		12,516,331
Purchase			11,053,172
Included in Earnings		(90,521)	1,463,159
Conversion of convertible debts into preference shares		(9,651,560)
Conversion of convertible debts into short-term borrowing		(2,086,695)
Accrued interests		(612,443)
Foreign Currency Translation Adjustment		$ (75,112)
Ending balance			$ 12,516,331